Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

(202) 261-3300

May 6, 2014

Via Electronic Transmission

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:     Fenimore Asset Management Trust (the “Registrant”)

File Nos. 33-7190 and 811-4750

Dear Sir or Madam:

Pursuant  to  Rule  497(j)  under  the  Securities  Act  of  1933,  we  hereby  certify  on  behalf  of the  Registrant  and  the  following  three  separate  investment  series  of  the  Registrant:  FAM  Value

Fund,  FAM  Equity-Income  Fund  and  FAM  Small  Cap  Fund  (the  “Funds”),  that  the  forms  of

Prospectus  and  Statement  of  Additional  Information  that  would  have  been  filed  under  Rule

497(c)  on  behalf  of  the  Funds  do  not  differ  from  those  contained  in  Post-Effective  Amendment

No.  51  which  was  filed  on  April  30,  2014.   The  text  of  Post-Effective  Amendment  No.  51  was

filed electronically.

If   you   have   any   questions   or   comments   concerning   this   filing,   please   contact   the

undersigned at 202.261.3364.

Sincerely,

/s/ Patrick W.D. Turley

Patrick W.D. Turley

19296067.1.BUSINESS